Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value Disclosures [Abstract]
Credit risk due to loss on fair value of financial instruments	$ 59,049,657	$ 61,039,355